Nature of the Company	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Company

2. Nature of the Company

The Company operates an internet-based lending platform to serve customers in need of cash to fulfill their financial responsibilities. Through a network of direct and indirect marketing activities, the Company offers funds to its customers through a variety of unsecured consumer loan products. The business is operated strictly through the internet to provide a convenient, fully-automated financial solution to its customers. As of December 31, 2014, the Company offered or arranged loans to customers under the names “CashNetUSA,” “NetCredit” and “Headway Capital” in 35 states in the United States, under the names “QuickQuid,” “Pounds to Pocket” and “OnStride Financial” in the United Kingdom, under the name “DollarsDirect” in Australia and Canada, under the name “Simplic” in Brazil and under the name “YouXinYi” in China.

The Company originates, guarantees or purchases consumer and small business loans (collectively referred to as “consumer loans” throughout this discussion). Consumer loans provide customers with cash in their bank account or deposited onto a debit card, typically in exchange for an obligation to repay the amount advanced plus fees and/or interest. Consumer loans include short-term loans, line of credit accounts and installment loans.

Short-term loans include unsecured short-term loans written by the Company or by a third-party lender through the Company’s credit services organization and credit access business programs (“CSO programs” as further described below) that the Company guarantees. Line of credit accounts include draws made through the Company’s line of credit product. Installment loans are longer-term multi-payment loans that generally require the pay-down of portions of the outstanding principal balance in multiple installments.

Through the Company’s CSO programs the Company provides services related to a third-party lender’s consumer loan products in some markets by acting as a credit services organization or credit access business on behalf of consumers in accordance with applicable state laws. Services offered under the CSO programs include credit-related services such as arranging loans with independent third-party lenders and assisting in the preparation of loan applications and loan documents (“CSO loans”). Under the CSO programs, the Company guarantees consumer loan payment obligations to the third-party lender in the event that the customer defaults on the loan. CSO loans are not included in the Company’s financial statements, but the Company has established a liability for the estimated losses in support of the guarantee on these loans in its consolidated balance sheets.